Summary of Significant Accounting Policies - Additional Information (Details)			3 Months Ended			12 Months Ended
	Jan. 26, 2026 USD ($) $ / shares shares	Jul. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2026 USD ($) Customer $ / shares shares	Dec. 31, 2025 USD ($) Customer $ / shares shares	Mar. 31, 2025 USD ($) Customer	Dec. 31, 2025 USD ($) Customer $ / shares shares	Dec. 31, 2024 USD ($) Customer $ / shares shares
Concentration Risk [Line Items]
Fair value of nonmonetary transactions			$ 1,600,000			$ 1,600,000	$ 1,600,000
Common stock, par value | $ / shares			$ 0.000001	$ 0.000001		$ 0.000001	$ 0.000001
Conversion of redeemable convertible preferred stock to common stock on initial public offering, Shares | shares		12,729,240
Issued shares of common stock upon exercise of warrants | shares		424,033
Stock issued in settlement of RSUs | shares		34,254
Impairment of long lived assets						$ 0	$ 0
Software Implementation Costs				$ 600,000
Product returns allowance				1,000,000		1,000,000	1,000,000
Research and development costs			$ 12,832,000		$ 8,687,000	38,486,000	37,168,000
Unrecognized tax benefits				0		0	$ 0
Deferred offering costs			$ 1,500,000	$ 10,600,000		$ 10,600,000
Common stock, shares issued | shares			21,359,204	18,316,928		18,316,928	434,720
Maximum [Member]
Concentration Risk [Line Items]
Payments due period (in days)						90 years
Minimum [Member]
Concentration Risk [Line Items]
Payments due period (in days)						60 years
Initial Public Offering
Concentration Risk [Line Items]
Net proceeds from initial public offering		$ 102,700,000
Number of shares, issued | shares		4,600,000
Common stock, par value | $ / shares		$ 0.000001
Underwriting discounts and commissions		$ 7,700,000
Conversion of redeemable convertible preferred stock to common stock on initial public offering, Shares | shares		12,729,240
Offering price of stock | $ / shares		$ 24
Secondary offering | Subsequent Event [Member]
Concentration Risk [Line Items]
Deferred offering costs	$ 600,000
Over Allotment Option
Concentration Risk [Line Items]
Number of shares, issued | shares		600,000
Follow On Offering
Concentration Risk [Line Items]
Number of shares, issued | shares	2,679,600
Underwriting discounts and commissions	$ 4,900,000
Offering price of stock | $ / shares	$ 31
Common stock, shares issued | shares	2,636,651
Shares sold by certain selling stockholders | shares	42,949
Net proceeds after deducting underwriting discounts and commissions before offering expenses	$ 75,300,000
Offering expenses	$ 1,500,000
Accounts Receivable | Customer Consentration Risk
Concentration Risk [Line Items]
Number of customers | Customer			4	5		5	3
Accounts Receivable | Customer One | Customer Consentration Risk
Concentration Risk [Line Items]
Customer concentration risk, percent			26.60%			25.60%	48.70%
Accounts Receivable | Customer Two | Customer Consentration Risk
Concentration Risk [Line Items]
Customer concentration risk, percent			26.10%			22.70%	19.20%
Accounts Receivable | Customer Three | Customer Consentration Risk
Concentration Risk [Line Items]
Customer concentration risk, percent			17.30%			15.10%	13.50%
Accounts Receivable | Customer Four | Customer Consentration Risk
Concentration Risk [Line Items]
Customer concentration risk, percent			10.00%			14.90%
Accounts Receivable | Customer Five | Customer Consentration Risk
Concentration Risk [Line Items]
Customer concentration risk, percent						10.70%
Net Sales | Customer Consentration Risk
Concentration Risk [Line Items]
Number of customers | Customer			3	3	3	3	3
Net Sales | Customer One | Customer Consentration Risk
Concentration Risk [Line Items]
Customer concentration risk, percent			28.90%		22.90%	35.60%	40.90%
Net Sales | Customer Two | Customer Consentration Risk
Concentration Risk [Line Items]
Customer concentration risk, percent			24.30%		38.30%	28.80%	21.40%
Net Sales | Customer Three | Customer Consentration Risk
Concentration Risk [Line Items]
Customer concentration risk, percent			18.30%		25.00%	20.20%	14.30%